SCHEDULE 1 - Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2024
Parent Company
Statement [Line Items]
SCHEDULE 1 - Condensed Financial Statements of Parent Company

SCHEDULE 1 - COMPANY STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME

	2024	2023	2022
	$’000	$’000	$’000

Administrative expenses	(1,326,042)	(267,382)	(264,011)
Other income	64,111	429,698	2,329
Operating (loss)/income	(1,261,931)	162,316	(261,682)
Finance income	91,201	76,753	67,927
Finance costs	(137,833)	(127,044)	(135,783)
(Loss)/income before income tax	(1,308,563)	112,025	(329,538)
Income tax expense	—	—	—
(Loss)/Income for the year	(1,308,563)	112,025	(329,538)

Administrative expenses for the year ended December 31, 2024, include an impairment charge of $1,141.7 million on investments in subsidiaries, primarily driven by the devaluation of the Naira.

COMPANY STATEMENT OF FINANCIAL POSITION

		2024	2023
	Note	$’000	$’000
Non-current assets
Property, plant and equipment		49	26
Other intangible assets		1,092	1,357
Investments in subsidiaries		3,928,288	5,508,489
Amounts due from related parties		1,232,182	774,066
Derivative financial instrument assets		21,820	230
		5,183,431	6,284,168
Current assets
Amounts due from related parties		1,046,332	322,830
Derivative financial instrument assets		—	565
Trade and other receivables		8,994	16,964
Cash and cash equivalents		306,039	67,335
		1,361,365	407,694

TOTAL ASSETS		6,544,796	6,691,862

Non-current liabilities
Borrowings	2	2,299,460	1,358,290
Financial guarantees	2	18,157	2,357
		2,317,617	1,360,647
Current liabilities
Trade and other payables		19,823	14,035
Borrowings	2	22,229	10,200
Amounts due to related parties		503,049	336,510
		545,101	360,745

TOTAL LIABILITIES		2,862,718	1,721,392

Stated capital		5,403,139	5,394,812
Accumulated losses		(1,926,067)	(617,504)
Other reserves		205,006	193,162
TOTAL EQUITY		3,682,078	4,970,470

TOTAL EQUITY AND LIABILITIES		6,544,796	6,691,862

COMPANY STATEMENT OF CHANGES IN EQUITY

	Stated	Accumulated	Other	Total
	capital	losses	reserves	equity
	$’000	$’000	$’000	$’000

At January 1, 2022	5,223,484	(402,418)	352,197	5,173,263
Exercise of share options	88,469	—	(88,469)	—
Share-based payment expense	—	—	13,423	13,423
Other reclassifications related to share-based payment	—	1,560	(2,835)	(1,275)
Total transactions with owners	88,469	1,560	(77,881)	12,148
Loss for the year	—	(329,538)	—	(329,538)
At December 31, 2022	5,311,953	(730,396)	274,316	4,855,873

At January 1, 2023	5,311,953	(730,396)	274,316	4,855,873
Shares repurchased and canceled through buyback program	(10,037)	—	—	(10,037)
Exercise of share options	92,896	—	(92,896)	—
Share-based payment expense	—	—	13,168	13,168
Other reclassifications related to share-based payment	—	867	(1,426)	(559)
Total transactions with owners	82,859	867	(81,154)	2,572
Income for the year	—	112,025	—	112,025
At December 31, 2023	5,394,812	(617,504)	193,162	4,970,470

At January 1, 2024	5,394,812	(617,504)	193,162	4,970,470
Exercise of share options	8,327	—	(8,327)	—
Share-based payment expense	—	—	20,171	20,171
Total transactions with owners	8,327	—	11,844	20,171
Loss for the year	—	(1,308,563)	—	(1,308,563)
At December 31, 2024	5,403,139	(1,926,067)	205,006	3,682,078

COMPANY STATEMENT OF CASH FLOWS

	2024	2023	2022
	$’000	$’000	$’000
Cash flows from operating activities
Cash from/(used in) operations	267	(105,822)	(86,202)
Net cash from/(used in) operating activities	267	(105,822)	(86,202)

Cash flows from investing activities
Purchase of property, plant and equipment	(34)	(35)	—
Purchase of software and licenses	(248)	(1,351)	(54)
Investment in subsidiaries	(72,542)	(33,588)	(439,141)
Dividends received from subsidiaries	52,220	—	—
Loan disbursed to subsidiaries	(880,278)	(600)	(254,615)
Loan principal repayment received from subsidiaries	263,574	43,007	47,601
Loan interest repayment received from subsidiaries	61,202	23,632	39,401
Interest received	6,772	8,490	3,270
Net cash (used in)/from investing activities	(569,334)	39,555	(603,538)

Cash flows from financing activities
Shares repurchased and canceled through buyback program	—	(10,038)	—
Interest paid	(110,686)	(92,549)	(69,075)
Bank loans and bond proceeds received (net of transaction costs)	1,922,253	—	643,785
Loan receipts from subsidiaries	—	—	100,000
Fees on borrowings and derivative instruments	(4,061)	(10,185)	(11,574)
Bank loans and bonds repaid	(1,000,000)	—	(280,000)
Premium paid on derivative instruments	—	—	(910)
Net gain settled on derivative instruments	796	419	—
Net cash from/(used in) financing activities	808,302	(112,353)	382,226

Net increase/(decrease) in cash and cash equivalents	239,235	(178,620)	(307,514)
Cash and cash equivalents at beginning of year	67,335	245,373	554,100
Exchange differences	(531)	582	(1,213)
Cash and cash equivalents at end of year	306,039	67,335	245,373

NOTES TO THE COMPANY FINANCIAL STATEMENTS

1. Basis of preparation

The accompanying condensed financial statements of IHS Holding Limited (the “Parent”) should be read in conjunction with the consolidated financial statements and notes thereto of IHS Holding Limited and subsidiaries (collectively, the “Registrant”) included in Part I, Item 8 of the Annual Report. The accompanying condensed financial statements of the Parent have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X.

The Parent’s accounting policies are consistent with those of the Registrant. In the Parent only financial statements, investments in subsidiaries are accounted for at cost less accumulated impairment losses, unless the investment is acquired with a view to its subsequent disposal and the criteria for classification as held-for-sale are met. Transaction fees are included in the acquisition cost. An impairment loss is recognized for the amount by which the investment carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use.

2. Long term debt

IHS Holding 2021 Notes Issuance

In November 2024, the 2026 Notes were partially redeemed, in an aggregate principal amount outstanding of $300.0 million following the issuance of the IHS Holding 2030/31 Notes and as of December 31, 2024, the aggregate principal amount outstanding on the IHS Holding 2026/28 Notes is $700.0 million.

IHS Holding (2022) Bullet Term Loan

In March 2024, the available commitments under the Company’s October 2022 loan facility were voluntarily reduced by $70.0 million and the remaining available commitments of $60.0 million were drawn down in April 2024, with the proceeds applied towards general corporate purposes, resulting in the facility being fully drawn at $430.0 million.

This drawn amount of $430.0 million was fully prepaid in October 2024 using the proceeds received from the IHS Holding 2024 Dual-Tranche Term Loan.

IHS Holding (2024) Term Loan

In March 2024, the Company entered into a $270.0 million loan agreement with Standard Chartered Bank (Singapore) Limited as the original lender. This facility is scheduled to terminate in March 2026 and is repayable in installments.

The applicable interest rate per annum is Term SOFR, plus a margin ranging from 4.50% to 7.00% per annum over the duration of facility, based on the relevant margin step-up date.

This facility was fully drawn in March 2024 and the majority of the proceeds were applied toward the repayment of the Letter of Credit Facilities in Nigeria. In November 2024, this facility was fully prepaid using the proceeds received from the IHS Holding 2030/31 Notes.

IHS Holding (2024) Dual-Tranche Term Loan

In October 2024, IHS Holding Limited entered into and drew down on a dual-tranche $255.0 million and ZAR 3,246.0 million loan agreement (together totaling approximately $427.6 million). This syndicated facility is scheduled to terminate in October 2029. The majority of the proceeds were applied toward the repayment of the IHS Holding (2022) Bullet Term Loan and general corporate purposes.

IHS Holding 2024 Notes Issuance

In November 2024, IHS Holding Limited issued $550.0 million 7.875% Senior Notes due 2030 (the “2030 Notes”) and $650.0 million 8.250% Senior Notes due 2031 (the “2031 Notes”, and together with the 2030 Notes, the “IHS Holding 2030/31 Notes”), guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., IHS Nigeria Limited, IHS Towers NG Limited, INT Towers Limited and INT Towers NG Finco 1 Plc.

The proceeds of the issuance of the IHS Holding 2030/31 Notes were used to partially redeem the principal amount of the 2026 Notes and 2027 Notes and fully prepay the IHS Holding (2024) Term Loan (including accrued and unpaid interest), fees and expenses related to the offering of the notes, and for general corporate purposes. The IHS Holding 2030/31 Notes pay interest semi-annually in arrear and the principal is repayable in full on maturity.

A schedule of debt maturities is as follows:

					Carrying	Within	1 - 3	3 - 5	Over 5
					value	1 year	years	years	years
	Currency	Maturity date	Interest rate		$'000	$'000	$'000	$'000	$'000

2024
Dual-tranche Bullet Term Loan Facility	USD	Oct'29	4.50	% + 3M SOFR	256,640	23,737	47,344	302,408	—
Dual-tranche Bullet Term Loan Facility	ZAR	Oct'29	4.50	% + 3M JIBAR	175,230	21,702	43,286	215,907	—
2024 Notes	USD	May'30	7.875%		545,440	43,313	86,625	658,281	—
2024 Notes	USD	Nov'31	8.250%		644,180	53,625	107,250	107,250	757,250
Senior Note	USD	Nov'26	5.625%		200,777	11,250	211,250	—	—
Senior Note	USD	Nov'28	6.250%		499,422	31,250	62,500	531,250	—
					2,321,689	184,877	558,255	1,815,096	757,250

2023
Term loan	USD	Oct'25	3.75	% + CAS + 3M SOFR	370,935	34,768	405,055	—	—
Senior Note	USD	Nov'26	5.625%		498,920	28,125	556,250	—	—
Senior Note	USD	Nov'28	6.250%		498,635	31,250	62,500	562,500	—
					1,368,490	94,143	1,023,805	562,500	—

In addition to the guarantees set out in note 22, Borrowings, IHS Holding Limited is a guarantor for the following:

IHS Zambia Limited Facility

IHS Zambia Limited entered into two facilities with a common terms agreement originally in December 2020 (as amended and/or restated from time to time, including in February 2021 and January 2023) with a total commitment of $95.0 million with certain financial institutions (the “Zambia Facility”), split into a facility for an aggregate commitment representing $75.0 million and a second facility for an aggregate commitment representing $20.0 million. The Zambia Facility is guaranteed by IHS Holding Limited, and was fully utilized as of March 2021. The Zambia Facility has an interest rate of 5.0% plus 3 Month Term SOFR and a credit adjustment spread ranging between 0.11% to 0.43% and contains customary information and negative covenants and requires IHS Zambia Limited to observe certain customary affirmative covenants, subject to certain agreed exceptions and materiality carve-outs. The covenants include that IHS Zambia Limited maintain specified net debt to EBITDA ratios and interest coverage ratios, each as defined in the agreement. The respective facilities will terminate in December 2027.

IHS Netherlands Holdco B.V. Notes

On each of September 18, 2019 and July 31, 2020, our wholly owned subsidiary, IHS Netherlands Holdco B.V. (“Holdco BV”), issued a total of $940.0 million 8.0% Senior Notes due 2027 (the “2027 Notes”) guaranteed by IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., IHS Nigeria, IHS Towers NG Limited and INT Towers Limited, and (since June 22, 2021) IHS Holding Limited. On June 22, 2021, pursuant to a successful consent solicitation, Holdco B.V. also effected certain amendments to the indenture governing the notes to, among other things, expand the “restricted group” to encompass IHS Holding Limited and all of IHS Holding Limited’s subsidiaries (which would then be subject to the covenants and events of default under the indenture), and to make certain other consequential changes to the negative covenants and restrictions resulting from the larger group structure.

The 2027 Notes mature on September 18, 2027, and pay interest semi-annually, with the principal repayable in full on maturity. On or after September 18, 2023, or 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 102.000% and 100.000%, respectively.

The indenture contains customary negative covenants and restrictions, including, but not limited to, our ability to: incur or guarantee additional indebtedness and issue certain preferred stock; make certain restricted payments and investments, including dividends or other distributions; create or incur certain liens; enter into agreements that restrict the ability of restricted subsidiaries to pay dividends; transfer or sell certain assets; merge or consolidate with other entities and enter into certain transactions with affiliates.

In November 2024 and December 2024, the 2027 Notes were partially redeemed, in an aggregate principal amount outstanding of $654.0 million following the issuance of the IHS Holding 2030/31 Notes and as of December 31, 2024, the aggregate principal amount outstanding on the 2027 Notes was $286.0 million.

Valuation of guarantees

The fair value of all guarantees was $18.2 million as of December 31, 2024 (2023: $2.4 million).